SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details)	6 Months Ended
	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2023 GBP (£)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 USD ($) $ / shares	Dec. 31, 2022 shares	May 31, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Restricted cash	$ 4,533			$ 512,729
Standard VAT (as percent)	20.00%	20.00%	20.00%
Uniform tax rate	(2.52%)	(2.52%)	(2.52%)	0.00%
Interest and penalties	$ 0			$ 0
Underwriter's warrants outstanding | shares	126,082				126,082
Underwriter's warrants exercisable price | $ / shares	$ 6.25
Share price | $ / shares	$ 1.80			$ 2.29
Foreign currency transaction gain (loss)	$ 1,927			$ 26,992
Maximum insured bank deposit	69,000		¥ 500,000
Financial services compensation scheme	$ 108,000	£ 85,000
China
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Uniform tax rate	25.00%	25.00%	25.00%
China | PRC
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Uniform tax rate	25.00%	25.00%	25.00%
UK [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Rate of corporation tax	25.00%
Small profits rate of corporation tax	19.00%	19.00%	19.00%
Maximum amount of profits for small profits rate of corporation tax | £		£ 50,000
Xishe Xianglin (Tianjin) Business Operation & Management Co., Ltd.
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Noncontrolling interest, ownership percentage by noncontrolling owners					49.00%	49.00%	49.00%
First Closing | China
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total unprotected cash in bank	$ 0			553,000
Second Closing | United Kingdom
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total unprotected cash in bank	$ 580,000			$ 4,179,000
Subsidiaries and Consolidated Variable Interest Entities
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Applicable value added tax rates	6.00%	6.00%	6.00%